[logo] PIONEER
       Investments(R)







                                                 May 5, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Fund (the "Fund")
     (File Nos. 2-25980; 811-07613
     Formerly, File No. 811-01466)
     CIK No. 0000078713

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, Class B and Class C shares, Class Y shares, Class R shares, Investor Class shares and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 78 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-05-000165) on April 29, 2005.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4942.
                                                 Very truly yours,


                                                 /s/ Gary A. Ashjian
                                                 Gary A. Ashjian




cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."